Non-controlling interests (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended			14 Months Ended
	Dec. 31, 2022	Apr. 30, 2021	Feb. 29, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jul. 31, 2021	Jul. 21, 2021	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests	$ 21			$ 21	$ 19	$ 16	$ 19
Equity	$ 37,058			37,058	39,287	15,638	39,287			$ 14,596
Total comprehensive income (losses)				2	3	(52)
Results attributable to non-controlling interests				5	3	(52)
Alexion Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest in acquiree recognised at acquisition date									$ 150
Acerta Pharma
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries	100.00%	45.00%	55.00%
Non-controlling interest reclassified into Retained earnings					1,401	1,401
Total comprehensive income (losses)				0	0	(55)
Results attributable to non-controlling interests							0
Caelum Biosciences
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries	100.00%
Caelum Biosciences | Alexion Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest in acquiree recognised at acquisition date								$ 150	$ 150
AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia and Beijing Falikang Pharmaceutical (China) Co. Limited
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests	$ 21			21	19	16	$ 19
Total comprehensive income (losses)				$ 2	$ 3	$ 3